Property, plant and equipment - Movements (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of year		$ 41,931	$ 41,148
Additions (i)	[1]	5,573	5,501
Disposals		(221)	(192)
Assets retirement obligation		(562)	57
Depreciation, depletion and amortization		(2,669)	(2,626)
Acquisition of NLC			922
Impairment		214	(130)
Transfers to non-current assets held for sale		(214)	(6)
Translation adjustment		886	(1,654)
Balance at end of year		44,938	41,931
Balance at end of year		44,938	41,931
Impairment loss		882
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		78,341	73,226
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(33,403)	(31,295)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Impairment	[2]		(1,089)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		8,137	8,591
Disposals		(22)	(13)
Depreciation, depletion and amortization		(409)	(436)
Acquisition of NLC			235
Impairment		56	(11)
Transfers to non-current assets held for sale		(56)	(2)
Translation adjustment		308	(412)
Transfers		899	416
Balance at end of year		8,913	8,137
Balance at end of year		8,913	8,137
Land and buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		16,027	14,937
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(7,114)	(6,800)
Land and buildings [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Impairment	[2]		(231)
Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		7,232	7,591
Disposals		(24)	(32)
Depreciation, depletion and amortization		(478)	(475)
Acquisition of NLC			140
Impairment		34	(7)
Transfers to non-current assets held for sale		(34)
Translation adjustment		340	(432)
Transfers		972	561
Balance at end of year		8,042	7,232
Balance at end of year		8,042	7,232
Facilities [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		12,819	11,560
Facilities [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(4,777)	(4,328)
Facilities [Member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Impairment	[2]		(114)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		4,743	4,933
Disposals		(19)	(69)
Depreciation, depletion and amortization		(700)	(664)
Acquisition of NLC			102
Impairment		64	(11)
Transfers to non-current assets held for sale		(64)	(1)
Translation adjustment		102	(130)
Transfers		858	669
Balance at end of year		4,984	4,743
Balance at end of year		4,984	4,743
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		11,647	10,770
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(6,663)	(6,027)
Machinery [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Impairment	[2]		(86)
Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		7,742	8,054
Disposals		(3)	(2)
Assets retirement obligation		(562)	57
Depreciation, depletion and amortization		(436)	(450)
Impairment		39	(21)
Transfers to non-current assets held for sale		(39)
Translation adjustment		(131)	(132)
Transfers		502	236
Balance at end of year		7,112	7,742
Balance at end of year		7,112	7,742
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		16,405	17,036
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(9,293)	(9,294)
Railway Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		2,334	2,523
Disposals		(7)	(9)
Depreciation, depletion and amortization		(160)	(166)
Acquisition of NLC			318
Translation adjustment		159	(167)
Transfers		149	152
Balance at end of year		2,475	2,334
Balance at end of year		2,475	2,334
Railway Equipment [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		4,099	3,717
Railway Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(1,624)	(1,383)
Railway Equipment [Member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Impairment	[2]		(317)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		1,537	1,563
Additions (i)	[1]	77	185
Depreciation, depletion and amortization		(185)	(171)
Acquisition of NLC			33
Impairment		26	(13)
Translation adjustment			(27)
Balance at end of year		1,455	1,537
Balance at end of year		1,455	1,537
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		2,120	2,014
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(665)	(477)
Right-of-use assets [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Impairment	[2]		(33)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		2,484	2,495
Disposals		(2)	(4)
Depreciation, depletion and amortization		(301)	(264)
Acquisition of NLC			2
Impairment		21	(7)
Transfers to non-current assets held for sale		(21)
Translation adjustment		43	(99)
Transfers		408	365
Balance at end of year		2,632	2,484
Balance at end of year		2,632	2,484
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		5,470
Balance at end of year			5,470
Property, plant and equipment, cost		5,899
Balance at end of year			5,470
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation		(3,267)	(2,986)
Other property, plant and equipment [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Impairment	[2]		(4)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		7,722	5,398
Additions (i)	[1]	5,496	5,316
Disposals		(144)	(63)
Acquisition of NLC			92
Impairment			(60)
Transfers to non-current assets held for sale			(3)
Translation adjustment		39	(255)
Transfers		(3,788)	(2,399)
Balance at end of year		9,325	7,722
Balance at end of year		9,325	7,722
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost		$ 9,325	7,722
Construction in progress [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Impairment	[2]		$ (304)

[1]	The additions are mainly related to the expansion of the Voisey’s Bay mine and the Salobo III project, Sol do Cerrado (solar energy plant) and the execution of the Capanema project. It also includes capitalized interest.
[2]	The Company recognized an impairment loss of US$882 related to NLC assets for the year ended December 31, 2021.